June 30, 2020

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Capital Group Central Cash Fund
File No. 811-23391

Dear Sir or Madam:

Enclosed is the following:

Registration statement (Part A and Part B) Supplements
dated June 30, 2020

for Registration statement (Part A and Part B)
each dated February 1, 2020.

This filing is being made to supplement the fund’s registration statement to update information in the following sections:

•	"Investment strategies and risks" section of the Registration statement (Part A); and
•	“Description of certain securities, investment techniques and risks” section of the Registration statement (Part B).

Steven I. Koszalka Secretary